21. Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Of Derivative Financial Assets (Liability)
Schedule of provision for decommissioning costs
21.	Provision for decommissioning costs
Non-current liabilities	2020	2019
Opening balance	17,460	15,133
Adjustment to provision	5,720	5,642
Transfers related to liabilities held for sale (*)	(519)	(3,071)
Payments made	(446)	(502)
Interest accrued	571	699
Others	15	3
Cumulative translation adjustment	(4,021)	(444)
Closing balance	18,780	17,460
(*) In 2019, it includes transfers to held for sale related to the Campos basin; concessions in Rio Grande do Norte and Bahia states; Frade and Baúna fields, as set out in note 24.